1933 Act File No. 33-20673
                                          1940 Act File No. 811-5514

                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X
                                                                  ------

    Pre-Effective Amendment No.         ....................
                                --------                          ------

    Post-Effective Amendment No. 51 ........................        X
                                ----                              ------

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X
                                                                  ------

    Amendment No. 52 .......................................        X
                 ----                                             ------

                           VISION GROUP OF FUNDS

            (Exact Name of Registrant as Specified in Charter)

         5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010
                 (Address of Principal Executive Offices)

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        C. Grant Anderson, Esquire,
                        Federated Investors Tower,
                            1001 Liberty Avenue
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)
             (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

__  immediately upon filing pursuant to paragraph (b)
 X_ on April 26, 2002 pursuant to paragraph (b)(1)(iii)
    60 days after filing pursuant to paragraph (a) (i) on _______________ pursuant to paragraph (a) (i)
__ 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

 X_ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                                 Copy to:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037



PART C.    OTHER INFORMATION.
Item 23.

(a)   (i)   Conformed copy of Amended Articles of Incorporation
            of the Registrant; (21)
      (ii)  Conformed copy of Articles Supplementary; (8)
      (iii) Conformed copy of Articles Supplementary dated May 29, 1996; (15)
      (iv)  Conformed copy of Articles Supplementary dated  April 20, 1998; (21)
      (v)   Conformed Copy of Articles of Amendment effective June 1, 1999; (25)
      (vi)  Conformed Copy of Articles Supplementary effective
            June 1, 1999; (25)
      (vii) Conformed copy of Articles Supplementary, dated June 21, 1999; (30)
      (viii)Conformed copy of Certificate of Correction, dated
            August 3, 1999; (30)
      (ix)  Conformed copy of Articles of Amendment, dated August 2, 1999; (30)
      (x)   Conformed copy of Articles Supplementary, dated August 2, 1999; (30)
      (xi)  Conformed copy of Articles of Amendment, dated October 14, 1999;(30)
      (xii) Conformed copy of Articles Supplementary, dated June 1, 2000; (30)
      (xiii)Conformed copy of Agreement and Declaration of Trust of Vision
            Group of Funds, a Delaware Business Trust (reorganization
            of Registrant); (33)
      (xiv) Conformed copy of Certificate of Trust of Vision Group of
            Funds, a Delaware Business Trust (reorganization of
            Registrant); (33)
(b)   (i)   Copy of By-Laws of the Registrant; (11)
      (ii)  Copy of Amendment No. 1 to Bylaws; (21)


+   All exhibits have been filed electronically

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed September 3, l993. (File Nos. 33-20673 and 811-5514)

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed June 27, 1994. (File Nos. 33-20673 and 811-5514)

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed December 20, 1996. (File Nos. 33-20673 and 811-5514)

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed April 22, 1998 (File Nos. 33-20673 and 811-5514)

25. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed June 23, 1999, (File Nos. 33-20673 and 811-5514)

30. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 42 on Form N-1A filed June 28, 2000, (File Nos. 33-20673 and 811-5514)

33. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 46 on Form N-1A filed February 14, 2001, (File Nos. 33-20673 and 811-5514)

      (iii) Copy of By-Laws of Vision Group of Funds, a Delaware
            Business Trust (reorganization of Registrant); (31)
(c)   (i)   Copy of Specimen Certificate for Shares of Capital
            Stock of the Registrant; (8)
      (ii)  Copy of Specimen Certificate for Shares of Capital
            Stock of the Vision Capital Appreciation Fund; (15)
(d)   (i)   Conformed copy of Investment Advisory Contract of the
            Registrant; (9)
      (ii)  Conformed copy of Sub-advisory Agreement for the Vision
            New York Tax-Free Money Market Fund; (23)
      (iii) Conformed copy of Exhibit B to Investment Advisory Contract; (14)
      (iv)  Conformed copy of Exhibit C to Investment Advisory   Contract; (19)
      (v)   Conformed copy of Investment Advisory Contract for    the
            Vision New York Tax-Free Money Market Fund   including
            Exhibit A; (23)
      (vi)  Conformed copy of Exhibit D to the Investment Advisory
            Contract; (28)
      (vii) Conformed copy of Exhibit E to the Investment Advisory
            Contract; (28)
      (viii)Conformed copy of Assignment of Sub-Advisory Agreement for Vision New York Tax-Free Money Market Fund; (28)


+   All exhibits have been filed electronically

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed September 3, l993. (File Nos. 33-20673 and 811-5514)

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed December 27, 1993 (File Nos. 33-20673 and 811-5514)

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed June 27, 1996. (File Nos. 33-20673 and 811-5514)

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed December 20, 1996. (File Nos. 33-20673 and 811-5514)

19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed September 24, 1997. (File Nos. 33-20673 and 811-5514)

23. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 34 on Form N-1A filed March 12, 1999, (File Nos. 33-20673 and 811-5514)

28. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed February 29, 2000 (File Nos. 33- 20673 and 811-5514)

31. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 43 on Form N-1A filed August 25, 2000, (File Nos. 33-20673 and 811-5514)


                 (ix)   Conformed copy of Sub-advisory Agreement for the Vision
                        Mid Cap Stock Fund; (34)
                 (x)    Conformed copy of Sub-advisory Agreement for the Vision
                        Large Cap Growth Fund; (33)
                 (xi)   Conformed copy of Investment Advisory Contract Letter
                        Agreement, dated October 24, 2000. (33)
                 (xii)  Conformed copy of Investment Advisory Agreement of the
                        Registrant (11 funds) dated November 1, 2000, and
                        Exhibits A through K; (34)
                 (xiii) Conformed copy of Investment Advisory Agreement of the
                        Registrant (2 money market funds) dated
                        November 1, 2000; (34)
                 (xiv)  Conformed copy of Investment Advisory Agreement of the
                        Registrant (5 funds) dated November 1, 2000, and
                        Exhibits A through D; (34)
                 (xv)   Conformed copy of Sub-Advisory Agreement for the Vision
                        New York Tax-Free Money Market Fund, dated November 1,
                        2000; (34)
                 (xvi)  Conformed copy of Sub-Advisory Agreement for the Vision
                        Small Cap Stock Fund (Mazama Capital Management, Inc.),
                        dated July 2, 2001; (34)
                 (xvii) Conformed copy of Amendment to Sub-Advisory Agreement for Vision Small Cap Stock Fund (Mazama Capital
                        Management, Inc.), dated February 21, 2001; (35)
                 (xviii)Conformed copy of Sub-Advisory Agreement for Vision
                        Small Cap Stock Fund (LSV Asset Management), dated July
                        2, 2001 and Amendment; (35)
            (e)  (i)    Conformed copy of Distributor's Contract of the
                        Registrant; (9)
                 (ii)   Conformed copy of Exhibit C to Distributor's Contract;
                        (14)
                 (iii)  Conformed copy of Exhibit D to the Distributor's
                        Contract; (20)
(iv)        Conformed copy of Exhibit E to the Distributor's
                    Contract; (22)
(v)         Conformed Copy of Exhibit F to the Distributor's Contract;
                     (25)
(vi)        Conformed Copy of Exhibits G & H to the Distributor's
                     Contract; (26)
                 (vii)  Conformed copy of Administrative Services Agreement of the Registrant; (9)
(viii)      Conformed copy of Shareholder Services Plan of Registrant; (9)

__________________________________

+   All exhibits have been filed electronically

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed December 27, 1993 (File Nos. 33-20673 and 811-5514)

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed June 27, 1996. (File Nos. 33-20673 and 811-5514)

20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed December 22, 1997. (File Nos. 33-20673 and 811-5514)

22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed July 8, 1998. (File Nos. 33-20673 and 811-5514)

25. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed June 23, 1999, (File Nos. 33-20673 and 811-5514)

26. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed August 20, 1999, (File Nos. 33-20673 and 811-5514)

28. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed February 29, 2000 (File Nos. 33- 20673 and 811-5514)

29. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 41 on Form N-1A filed April 14, 2000 (File Nos. 33-20673 and 811-5514)
33. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 46 on Form N-1A filed February 14, 2001, (File Nos. 33-20673 and 811-5514)

34. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 48 on Form N-1A filed August 27, 2001, (File Nos. 33-20673 and 811-5514)
35. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 49 on Form N-1A filed December 21, 2001, (File Nos. 33-20673 and 811-5514)




I.          Conformed copy of Exhibit A to Amended and Restated
                    Shareholder Services Plan; (22)
II.         Conformed copy of Amendment #2 to Exhibit A to  Amended and
                    Restated Shareholder Services Plan; (26)
III.        Conformed copy of Amended and Restated Shareholder    Services
                    Agreement; (13)
IV.         Copy of Amendment No. 1 to Exhibit A to Shareholder   Services
                    Agreement; (14)
(xiii)      Conformed Copy of Amendment No. 2 to Exhibit A to
                        Shareholder Services Agreement; (28)
                 (xiv) Conformed copy of Amendment No. 1 to Exhibit A to Amended and Restated Shareholder Services Plan; (24)
                 (xv)   Conformed copy of Amendment No. 3 to Exhibit A to
                        Shareholder Services Agreement; (28)
                 (xvi)  Conformed copy of Amendment No. 4 to Exhibit A to
                        Shareholder Services Agreement; (28)
                 (xvii) Conformed copy of Exhibit I to the Distributor's
                        Contract; (28)
                 (xviii)Conformed copy of Amendment No. 3 to Exhibit A to
                        Amended and Restated Shareholder Services Plan; (28)
                 (xix)   Conformed copy of Distributor's Contract of the
                         Registrant, dated November 1, 2000; (33)
                 (xx)    Conformed copy of Shareholder Services Agreement
                         Letter Agreement, dated October 24, 2000; (33)
                 (xxi)   Conformed copy of Shareholder Services Plan of the
                         Registrant, dated November 1, 2000. (33)
                 (xxii)  Conformed copy of Agreement for Administrative
                         Services of the Registrant, dated November 1, 2000;
                         (34)
                 (xxiii) Conformed copy of Shareholder Services Agreement,
                         dated November 8, 2000; (34)
                 (xxiv)  Conformed copy of Exhibit A to the Shareholder
                          Services Agreement; (35)
                 (xxv)   Conformed copy of Exhibit A to the Shareholder
                          Services Plan; (35)
                 (xxvi)  Conformed copy of Exhibit F to the Distributor's
                          Contract; (35)
            (f)   Not applicable;
            (g)   (i)   Conformed copy of Custodian Agreement of the
                        Registrant; (12)
                  (ii)  Copy of Amendment No. 2 to Exhibit A to
                        Custodian Contract; (14)
                  (iii) Copy of Amendment No. 3 to Exhibit A to Custodian
                        Contract; (18)

__________________________________
                                  --
+   All exhibits have been filed electronically
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed June 26, 1995. (File Nos. 33-20673 and 811-5514)
13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed May 3, 1996. (File Nos. 33-20673 and 811-5514)
14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed June 27, 1996. (File Nos. 33-20673 and 811-5514)
18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed August 6, 1997. (File Nos. 33-20673 and 811-5514)
22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed July 8, 1998. (File Nos. 33-20673 and 811-5514)
24. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 36 on Form N-1A filed June 11, 1999, (File Nos. 33-20673 and 811-5514)
26. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed August 20, 1999, (File Nos. 33-20673 and 811-5514)
28. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed February 29, 2000 (File Nos. 33-20673 and 811-5514)
33. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 46 on Form N-1A filed February 14, 2001, (File Nos. 33-20673 and 811-5514)
34. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 48 on Form N-1A filed August 27, 2001, (File Nos. 33-20673 and 811-5514)
35. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 49 on Form N-1A filed December 21, 2001, (File Nos. 33-20673 and 811-5514)




                  (iv) Conformed copy of State Street Domestic Custody Fee Schedule; (20)
                  (v)   Conformed copy of Amendment No. 4 to Exhibit A to
                        Custodian Contract; (25)
                  (vi) Conformed copy of Amendment No. 5 to Exhibit A to Custodian Contract; (26)
                  (vii) Conformed copy of Custodian Agreement of the Registrant, dated November 8, 2000. (33)
                  (viii)Copy of Schedules A-D to the Custodian Agreement of
                        the Registrant; (34)
            (h)   (i)   Conformed copy of Agreement for Fund Accounting
                        Services and Transfer Agency Services; (16)
                  (ii)  Copy of Exhibit 1 to Agreement for Fund Accounting
                        Services and Transfer Agency Services; (18)
                  (iii) Conformed copy of Amendment to Administrative Services
                        Agreement and the Agreement for Fund Accounting Services and Transfer Agency Services; (20)
                  (iv)  Conformed copy of Amendment No. 1 to Exhibit 1 to
                        Agreement for Fund Accounting Services and Transfer
                        Agency Services; (22)
                  (v)    Conformed copy of Amendment #2 to Exhibit 1 to the
                        Agreement for Fund Accounting Services and Transfer
                        Agency Services; (24)
                  (vi)   Conformed copy of Amendment #3 to Exhibit 1 to the
                        Agreement for Fund Accounting Services and Transfer
                        Agency Services; (26)
                  (vii) Conformed copy of Recordkeeping Agreement including
                         exhibits A-C; (23)
                  (viii)Conformed copy of Amendment #1 to Exhibit A to the
                        Recordkeeping Agreement; (28)
                  (ix)  Conformed copy of Sub-Transfer Agency Agreement; (23)


__________________________________
                                  --
+   All exhibits have been filed electronically
16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed June 20, 1997. (File Nos. 33-20673 and 811-5514)
18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed August 6, 1997. (File Nos. 33-20673 and 811-5514)
20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed December 22, 1997. (File Nos. 33-20673 and 811-5514)
22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed July 8, 1998. (File Nos. 33-20673 and 811-5514)
23. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 34 on Form N-1A filed March 12, 1999. (File Nos. 33-20673 and 811-5514)
24. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 36 on Form N-1A filed June 11, 1999, (File Nos. 33-20673 and 811-5514)
25. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed June 23, 1999, (File Nos. 33-20673 and 811-5514)
26. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed August 20, 1999, (File Nos. 33-20673 and 811-5514)
28. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed February 29, 2000 (File Nos. 33-20673 and 811-5514)
33. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 46 on Form N-1A filed February 14, 2001, (File Nos. 33-20673 and 811-5514)
34. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 48 on Form N-1A filed August 27, 2001, (File Nos. 33-20673 and 811-5514)


                  (x) Conformed copy of Amendment No. 1 to Exhibit A of the Sub-Transfer Agency Agreement; (26)
                  (xi) Conformed copy of Amendment No. 2 to Exhibit A to the Recordkeeping Agreement; (27)
                  (xii) Conformed copy of Amendment No. 4 to Exhibit 1 to the
                        Agreement for Fund Accounting Services and Transfer Agency Services. (28)
                  (xiii)Conformed copy of Amendment No. 2 to Exhibit A to the
                        Sub-Transfer Agency Agreement; (30)
                  (xiv) Copy of Exhibit B to the Sub-Transfer Agency Agreement;
                        (30)
                  (xv) Conformed copy of Agreement for Administrative Services and Transfer Agency Services, dated
                         November 1, 2000; (32)
                  (xvi) Conformed copy of Financial Administration and Accounting Services Agreement between Registrant
                         And State Street Bank and Trust Company, dated
                         November 8, 2000. (33)
            (i)   Conformed copy of Opinion and Consent of Counsel as to
                  legality of shares being registered; (11)
            (j)   Not applicable;
            (k)   Not applicable;
            (l)   Conformed copy of Initial Capital Understanding; (11)
(m)   (i)   Copy of Rule 12b-1 Plan; (7)
                  (ii) Conformed copy of 12b-1 Plan for Class B Shares and Exhibit A; (26)
                  (iii) Conformed copy of Exhibit B to Rule 12b-1 Plan; (14)
                  (iv)  Conformed copy of Exhibit C to Rule 12b-1 Plan; (20)
                  (v)  Conformed copy of Exhibit D to Rule 12b-1 Agreement; (22)
                  (vi)  Copy of Rule 12b-1 Agreement; (7)
                  (vii) Copy of Exhibit B to Rule 12b-1 Agreement; (14)

__________________________________
                                  --

+ All Exhibits have been filed electronically.
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed June 17, 1993. (File Nos. 33-20673 and 811-5514)
11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed June 27, 1994. (File Nos. 33-20673 and 811-5514)
14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed June 27, 1996. (File Nos. 33-20673 and 811-5514)
20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed December 22, 1997. (File Nos. 33-20673 and 811-5514)
22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed July 8, 1998. (File Nos. 33-20673 and 811-5514)
26. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed August 20, 1999, (File Nos. 33-20673 and 811-5514)
27. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 39 on Form N-1A filed October 21, 1999, (File Nos. 33-20673 and 811-5514)
28. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed February 29, 2000 (File Nos. 33-20673 and 811-5514)
30. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 42 on Form N-1A filed June 28, 2000, (File Nos. 33-20673 and 811-5514)
32. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 45 on Form N-1A filed November 8, 2000, (File Nos. 33-20673 and 811-5514)
33. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 46 on Form N-1A filed February 14, 2001, (File Nos. 33-20673 and 811-5514)


                  (viii)Copy of Exhibit B to Rule 12b-1 Agreement; (14)
                  (ix)  Copy of Exhibit C to Rule 12b-1 Agreement; (18)
                  (x)   Amended and Restated Plan with conformed copy of
                        Exhibit D; (22)
(xi)  Copy of Dealer (Sales) Agreement; (7)
                  (xii) Conformed copy of Exhibit E to Rule 12b-1 Plan; (24)
                  (xiii)Conformed copy of Exhibit F to Rule 12b-1 Plan; (26)
                  (xiv) Conformed copy of Exhibit B to the Class B Shares
                        Rule 12b-1 Plan; (28)
                  (xv)  Conformed copy of Rule 12b-1 Plan Letter
                        Agreement, dated October 24, 2000; (33)
                  (xvi) Conformed copy of Rule 12b-1 Plan regarding Class
                        A Shares and Class S Shares; (33)
                  (xvii) Conformed copy of Rule 12b-1 Plan regarding Class
                        B Shares; (33)
                  (xviii)Form of Rule 12b-1 Agreement. (33)
            (n)   (i)   Conformed copy of the Registrant's Multiple Class Plan
                        with conformed copies of Exhibits A and B; (22)
          (ii)    Conformed copy of Exhibit C to the Multiple Class Plan;
                  (26)
          (iii)   Conformed copy of Exhibit D to the Multiple Class Plan;
                  (28)
          (iv)  Conformed copy of Multiple Class Plan dated November 1,
                  2000; (33)
          (v)          Conformed copy of Multiple Class Plan dated
                       May 23, 2001; (34)
          (vi)         Conformed copy of Exhibit E to the Multiple Class
                  Plan; (35)
            (o)   Conformed copy of Power of Attorney; (31)
                  (i) Conformed copy of Power of Attorney of Trustee John S.
                      Cramer; (33)
            (p)   (i)   Copy of Code of Ethics for Access Persons
                        (Manufacturers and Traders Trust Company); (30)
                  (ii)  Copy of Code of Ethics of Vision Group of Funds,
                        Inc.; (29)
                  (iii) Copy of Montag & Caldwell, Inc. Code of Ethics and
                        Standards of Practice; (34)
                  (iv)  Copy of Independence Investment Associates, Inc. and
                        Subsidiaries Code of Ethics; (30)

__________________________________
                                  --
+  All exhibits have been filed electronically
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed June 17, 1993. (File Nos. 33-20673 and 811-5514)
14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed June 27, 1996. (File Nos. 33-20673 and 811-5514)
18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed August 6, 1997. (File Nos. 33-20673 and 811-5514)
22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed July 8, 1998. (File Nos. 33-20673 and 811-5514)
24. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 36 on Form N-1A filed June 11, 1999, (File Nos. 33-20673 and 811-5514)
26. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed August 20, 1999, (File Nos. 33-20673 and 811-5514)
28. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed February 29, 2000 (File Nos. 33-20673 and 811-5514)
29. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 41 on Form N-1A filed April 14, 2000, (File Nos. 33-20673 and 811-5514)
30. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 42 on Form N-1A filed June 28, 2000, (File Nos. 33-20673 and 811-5514)
31. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 43 on Form N-1A filed August 25, 2000, (File Nos. 33-20673 and 811-5514)
33. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 46 on Form N-1A filed February 14, 2001, (File Nos. 33-20673 and 811-5514)
34. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 48 on Form N-1A filed August 27, 2001, (File Nos. 33-20673 and 811-5514)
35. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 49 on Form N-1A filed December 21, 2001, (File Nos. 33-20673 and 811-5514)




                  (v) The Registrant hereby incorporates, on behalf of the Distributor and a Sub-Adviser, the conformed copy of the Code of Ethics for Access Persons from Item 23(p)
      of the Federated Managed Allocation Portfolios
                        Registration Statement on Form N-1A filed with the Commission on January 25, 2001 (File Nos. 33-51247 and 811-7129).
                  (vi) Copy of Code of Ethics of Martindale Andres & Company, LLC; (32)
                  (vii) Copy of Code of Ethics of UBS Brinson/Brinson Partners,
                        Inc.; (32)
                  (viii)Copy of Code of Ethics of LSV Asset Management; (34)
                  (ix) Copy of Code of Ethics of Mazama Capital Management, Inc.; (34)

Item 24.    Persons Controlled by or Under Common Control with Registrant:
            --------------------------------------------------------------
            None

Item 25.    Indemnification:  7
            ----------------

Item 26.    Business and Other Connections of Investment Adviser:
            -----------------------------------------------------

    (a) M&T Asset Management, a department of Manufacturers & Traders Trust Company ("M&T Bank") performs investment advisory services for the Registrant. M&T Bank is the principal banking subsidiary of M&T Bank Corporation, a $28.9 billion bank holding company, as of December 31, 2000, headquartered in Buffalo, New York. As of December 31, 2000, M&T Bank had over 449 offices throughout New York State and Pennsylvania, and an office in Nassau, The Bahamas.

            M&T Bank was founded in 1856 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout western New York and Pennsylvania. As of December 31, 2000, M&T Bank had over $7.7 billion in assets under management for which it has investment discretion (which includes employee benefits, personal trusts, estates, agencies and other accounts). As of December 3l, 2000, M&T Bank managed $2.4 billion in VISION money market mutual fund assets and $313.4 million in net assets of fluctuating mutual funds. Except for VISION Group of Funds, M&T Bank does not presently provide investment advisory services to any other registered investment companies.

            The principal executive Officers and the Directors of M&T Bank are set forth in the following tables. Unless otherwise noted, the position listed under Other Substantial Business, Profession, Vocation or Employment is with M&T Bank.







_____________________
                     ---------------

+ All Exhibits have been filed electronically.
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed June 17, 1993. (File Nos. 33-20673 and 811-5514)
32. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 45 on Form N-1A filed November 8, 2000, (File Nos. 33-20673 and 811-5514)
34. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 48 on Form N-1A filed August 27, 2001, (File Nos. 33-20673 and 811-5514)


      (b)
                                                      Other Substantial
                                Position with         Business, Profession,
     Name                       the Adviser           Vocation or Employment

William F. Allyn                Director              President, Welch Allyn
P.O. Box 50                                           Ventures, LLC
Skaneateles Falls, NY  13153-0050

Brent D. Baird                  Director              Private Investor
1350 One M&T Plaza
Buffalo, NY  14203-2396

Robert J. Bennett               Director and          Chairman, M&T Bank
P.O. Box 4983                   Executive Officer     Corporation and Vice
Syracuse, NY  13221-4983                              Chairman, M&T Bank

C. Angela Bontempo              Director              President and Chief
207 Commerce Drive                                    Executive Officer,
Amherst, NY  14228-2302                               Bryant and Stratton
                                                      Business Institute, Inc.

Robert T. Brady                 Director              Chairman of the Board
East Aurora, NY  14052-0018                           and Chief Executive
Officer, Moog Inc.

Emerson L. Brumback             Executive Officer     Executive Vice
One M&T Plaza, 19th Floor                             President, M&T Bank
Buffalo, NY  14203-2396                               Corporation and
                                                      M&T Bank

R. Carlos Carballada            Director              Assistant to the
255 East Avenue                                       Chairman, M&T Bank
3rd Floor                                             Corporation and
Rochester, NY 14604-2624                              M&T Bank

Atwood Collins, III             Executive Officer     Executive Vice
350 Park Avenue                                       President and
6th Floor                                             Chairman,
New York, NY  10022-6022                              New York City Division
                                                      of Manufacturers and
Traders Trust Company;
                                                      and Executive Vice
                                                      President, M&T Bank
                                                      Corporation

Mark J. Czarnecki               Executive Officer     Executive Vice
One M&T Plaza                                         President,
9th Floor                                             Manufacturers and
Buffalo, NY  14203-2399                               Traders Trust Company


Richard E. Garman               Director              President and Chief
2544 Clinton Street                                   Executive Officer,
Buffalo, NY  14224-1092                               A.B.C. Paving Co., Inc.
and Buffalo Crushed                                               Stone, Inc.

                                                      Other Substantial
                                Position with         Business, Profession,
     Name                       the Adviser           Vocation or Employment

James V. Glynn                  Director              President,
151 Buffalo Avenue                                    Maid of the Mist
Suite 204                                             Corporation
Niagara Falls, NY  14303-1288

Brian E. Hickey                 Executive Officer     Executive Vice President
255 East Avenue                                       and President, Rochester
3rd Floor                                             Division-Manufacturers
Rochester, NY  14604-2624                             and Traders Trust
Company; and Executive
                                                      Vice President,
                                                      M&T Bank Corporation

Patrick W.E. Hodgson            Director              President, Cinnamon
60 Bedford Road                                       Investments Limited
2nd Floor
Toronto, Ontario
Canada  M5R2K2

James L. Hoffman                Executive Officer     Executive Vice President
700 Corporate Blvd.                                   and President, Hudson
Suite 701                                             Valley Division-Newburgh,
NY  12550-6046                                        Manufacturers
                                                      and Traders Trust
Company; and
                                                      Executive Vice
President, M&T Bank                                               Corporation

Samuel T. Hubbard, Jr.          Director              President & Chief
1059 West Ridge Road                                  Executive Officer,
Rochester, NY  14615-2731                             Genessee Corporation

Adam C. Kugler                  Executive Officer     Executive Vice President
350 Park Avenue                                       and Treasurer, M&T Bank
6th Floor                                             Corporation and M&T Bank
New York, NY  10022-6022

Ray E. Logan                    Executive Officer     Executive Vice
One M&T Plaza                                         President, M&T Bank
11th Floor
Buffalo, NY 14203-2399

Reginal B. Newman, II           Director              President, NOCO
2440 Sheridan Drive                                   Energy Corp.
Tonawanda, NY 14150-9416

Peter J. O'Donnell, Jr.         Director              President and Chief
675 Highland Avenue                                   Executive Officer, Pine
Clark Green, PA 18411-2502                            Tree Management
                                                      Corporation


                                                      Other Substantial
                                Position with         Business, Profession,
     Name                       the Adviser           Vocation or Employment

Jorge G. Pereira                Director              Vice Chairman of the
350 Park Avenue                                       Board, M&T Bank
6th Floor                                             Corporation and
New York, NY  10022-6022                              Manufacturers and
                                                      Traders Trust Company

John L. Pett                    Executive Officer     Executive Vice President
One Fountain Plaza                                    and Chief Credit
9th Floor                                             Officer,
Buffalo, NY  14203-1495                               Manufacturers and
                                                      Traders Trust Company
and M&T Bank Corporation

Michael P. Pinto                Executive Officer     Executive Vice President
One M&T Plaza                                         and Chief Financial
19th Floor                                            Officer, Manufacturers
Buffalo, NY  14203-2399                               and Traders Trust
                                                      Company and M&T Bank
                                                      Corporation

Melinda R. Rich                 Director              President,
P.O. Box 245                                          Rich Entertainment
Buffalo, NY  14240-0245                               Group

Robert E. Sadler, Jr.           Director and          President, Manufacturers
One M&T Plaza                   Executive Officer     and Traders Trust
19th Floor                                            Company and
Buffalo, NY  14203-2399                               Executive Vice
President, M&T Bank
                                                      Corporation

John L. Vensel                  Director         Chairman and Chief Executive
P.O. Box 977                                     Officer, Crucible Materials
Syracuse, NY 13201-0977                          Corporation

Herbert L. Washington           Director              President,
3280 Monroe Avenue                                    H.L.W. Fast Track, Inc.
Rochester, NY  14618-4608

Christine B. Whitman            Director              President and Chief
525 Lee Road                                          Operating Officer,
Rochester, NY 14606-4236                              Vecco Instrument, Inc.

Robert G. Wilmers               Director and          President and Chief
One M&T Plaza                   Executive Officer     Executive Officer,
19th Floor                                            M&T Bank Corporation;
Buffalo, NY  14203-2399                               and Chairman of the
Board and Chief
Executive Officer,                                                Manufacturers
and                                                               Traders Trust
Company


Item 27.  Principal Underwriters:
          -----------------------

          (a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the
                  Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCMI Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Limited Duration Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income Securities, Inc.;
Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated International Series, Inc.; Federated Investment Series Funds, Inc.; Federated Managed Allocation Portfolios; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities Income Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities
Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated Total Return Government Bond Fund; Federated Utility Fund, Inc.; Federated World Investment Series, Inc.; FirstMerit Funds; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; Marshall Funds; Money Market Obligations Trust; Regions Morgan Keegan Select Funds; RIGGS Funds; SouthTrust Funds; Wachovia Variable Insurance Funds; The Wachovia Funds; The Wachovia Municipal Funds; and Vision Group of Funds.



         (b)

        (1)                          (2)                       (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                With Registrant
---------------------         ------------------      ---------------------

Chairman:                     Richard B. Fisher

Director:                     Arthur L. Cherry

President-Institutional
Sales and Director:           John B. Fisher

Director, Executive Vice
Vice President and Assistant
Secretary:                    Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Senior Vice Presidents:
                              Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher T. Fives
                              James S. Hamilton
                              James M. Heaton
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Timothy C. Pillion
                              Thomas E. Territ
                              Robert F. Tousignant

Vice Presidents:              Ernest G. Anderson
                              Teresa M. Antoszyk
                              John B. Bohnet
                              Jane E. Broeren-Lambesis
                              David J. Callahan
                              Mark Carroll
                              Scott Charlton
                              Steven R. Cohen
                              Mary J. Combs
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Marc C. Danile
                              Robert J. Deuberry
                              Ron Dorman
                              William C. Doyle
                              Donald C. Edwards
                              Timothy Franklin
                              Joseph D. Gibbons
                              John K. Goettlicher
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Charlene H. Jennings
                              H. Joseph Kennedy
                              Michael W. Koenig
                              Ed Koontz
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Maurice W. McKinley
                              Amy Michalisyn
                              Mark J. Miehl
                              Richard C. Mihm
                              Vincent T. Morrow
                              Alec H. Neilly
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Richard A. Recker
                              Eugene B. Reed
                              Christopher Renwick
                              John Rogers
                              Brian S. Ronayne
                              Timothy A. Rosewicz
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Edward L. Smith
                              David W. Spears
                              Greg Spralding
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              William C. Tustin
                              Paul A. Uhlman
                              Richard B. Watts
                              G. Walter Whalen
                              Patrick M. Wiethorn
                              Edward J. Wojnarowski
                              Michael P. Wolff
                              Scott F. Wright

Assistant Vice Presidents:    Lisa Arcuri
                              Robert W. Bauman
                              Edward R. Bozek
                              Charles L. Davis, Jr.
                              Beth C. Dell
                              Jennifer Fetteroff
                              John T. Glickson
                              Ernest L. Linane
                              Renee L. Martin
                              Lynn Sherwood-Long

Secretary:                    Kirk A. Montgomery

Treasurer:                    Denis McAuley, III

Assistant Secretaries:        Thomas R. Donahue
                              Timothy S. Johnson
                              Victor R. Siclari

The business address of each of the Officers of Federated Securities Corp. is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh,
Pennsylvania 15222-3779.

         (c)     Not applicable




Item 28.    Location of Accounts and Records:
            ---------------------------------

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

VISION Group of Funds                       Federated Investors Tower
                                            1001 Liberty Avenue
                                            Pittsburgh, Pennsylvania  15222-3779
                                            (Notices should be sent to the Agent
      for Service at the above address)

                                           5800 Corporate Drive,
                                            Pittsburgh, Pennsylvania 15237-7010

Federated Shareholder                       P.O. Box 8600
Services Company                            Boston, Massachusetts  02266-8600
("Transfer Agent, Dividend
Disbursing Agent")

Federated Services Company                 Federated Investors Tower
("Co-Administrator")                       1001 Libery Avenue
                                           Pittsburgh, Pennsylvania  15222-3779

M&T Securities, Inc.                      One M&T Plaza
(<< Co-Administrator")                     Buffalo, New York 14240

M&T Asset Management, a department of     One M&T Plaza
Manufacturers and Traders Trust            Buffalo, New York  14240
Company
("Adviser")

Federated Investment Management Company   Federated Investors Tower
("Sub-Adviser" to the Vision New          1001 Liberty Avenue
York Tax-Free Money Market Fund only)     Pittsburgh, Pennsylvania  15222-3779

Independence Investment LLC               53 State Street
("Sub-Adviser" to the Vision Mid Cap       Boston, Massachusetts 02109
Stock Fund only)

Montag & Caldwell, Inc.                   3455 Peachtree Road, N.E.
("Sub-Adviser" to the Vision Large        Suite 1200
Cap Growth Fund only)                     Atlanta, Georgia 30326-3248

Brinson Partners, Inc.                    209 South LaSalle Street
("Sub-Adviser" to the Vision              Chicago, Illinois 60604
International Equity Fund only)

LSV Asset Management                      200 West Madison Street
("Sub-Adviser" to the Vision              Suite 2780
Small Cap Stock Fund only)                Chicago, Illinois 60806

Mazama Capital Management, Inc.           One SW Columbia Street
("Sub-Adviser" to the Vision              Suite 1860
Small Cap Stock Fund only)                Portland, OR 97258

State Street Bank and Trust Company       P.O. Box 8609
("Custodian")                             Boston, Massachusetts 02266-8609




Item 29.    Management Services:  Not applicable.
            --------------------





Item 30.    Undertakings:
            -------------

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of Trustees/Directors and the calling of special shareholder meetings by shareholders.


                                SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, VISION GROUP OF FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 26th day of March, 2002.

                           VISION GROUP OF FUNDS

                  BY: /s/ C. Grant Anderson
                  C. Grant Anderson, Secretary
                  Attorney in Fact for Edward C. Gonzales
                  March 26, 2002




    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE
    ----                            -----                         ----

By: /s/ C. Grant Anderson
    C. Grant Anderson             Attorney In Fact          March 26, 2002
    SECRETARY                     For the Persons
                                  Listed Below

    NAME                            TITLE

Edward C. Gonzales*               Chairman and Treasurer
                                  (Chief Executive Officer
                                  and Principal Financial and
                                  Accounting Officer)

Randall I. Benderson*             Trustee

Joseph J. Castiglia*              Trustee

John S. Cramer*                   Trustee

Mark J. Czarnecki*                Trustee

Daniel R. Gernatt, Jr.*           Trustee

George K. Hambleton, Jr.*         Trustee



* By Power of Attorney